CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CURRENT ASSETS
Cash and cash equivalents	$ 848	5,350	14,014
Trading securities	894	5,635	20,429
Available-for-sale securities	1,770	11,162	14,120
Trade accounts receivable, net of Nil, Rmb3,243 allowance for doubtful accounts as of December 31, 2010 and 2011, respectively	7,377	46,518	19,354
Inventories (As of December 31, 2010 including raw materials of Rmb5,661, work-in-progress of Rmb279, finished goods of Rmb907; as of December 31, 2011 including raw materials of Rmb84,065, work-in-progress of Rmb3,104, finished goods of Rmb35,690)	18,978	119,665	6,847
Value added tax and business tax recoverable	4,674	29,474	5,481
Due from related parties	372	2,346	2,455
Prepaid expenses and other current assets	373	2,353	29,686
TOTAL CURRENT ASSETS	35,286	222,503	112,386
Prepayment for land use right	655	4,130	4,220
Property, plant and equipment, net	4,438	27,982	31,428
Intangible assets	1,638	10,326	12,962
Goodwill	771	4,859	4,859
TOTAL ASSETS	42,788	269,800	165,855
CURRENT LIABILITIES
Trade accounts payable	25,542	161,061	11,803
Accrued professional fees	483	3,047	4,098
Income tax payable	5	30	63
Due to related parties	2,037	12,842	9,238
Government subsidies	95	600	300
Liabilities relating to warrants	13	84	2,448
Short term loan			6,041
Other current liabilities and accrued expenses	4,544	28,652	11,156
TOTAL CURRENT LIABILITIES	32,719	206,316	45,147
Deferred tax liabilities-non-current	740	4,664	5,434
TOTAL LIABILITIES	33,459	210,980	50,581
Contingencies and commitments
SHAREHOLDERS' EQUITY
Common stock, (US$0.01 par value; 4,000,000,000 authorized in 2010 and 2011; 22,425,216 and 22,498,549 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	266	1,675	1,670
Preferred stock, (US$0.01 par value; 1,000,000,000 shares authorized; 1,000,000 shares issued and outstanding as of December 31, 2010 and 2011)	12	77	77
Additional paid-in capital	88,212	556,227	545,911
Accumulated deficit	(76,765)	(484,050)	(419,420)
Accumulated other comprehensive loss	(2,396)	(15,109)	(12,964)
TOTAL SHAREHOLDERS' EQUITY	9,329	58,820	115,274
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 42,788	269,800	165,855